Discontinued Operations - Narrative (Details)		12 Months Ended
	May 01, 2017 USD ($) agreement	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents of discontinued operations			$ 5,000,000
Tempo Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of commercial agreements | agreement	2
Tempo Business | Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Purchase price, before adjustment	$ 4,300,000,000
Purchase price	4,200,000,000
Depreciation of fixed assets		$ 8,000,000
Intangible asset amortization		11,000,000
Cash and cash equivalents of discontinued operations		$ 0
Maximum | Tempo Business | Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Deferred consideration	$ 500,000,000